Pending Claims And Litigation	6 Months Ended
Oct. 31, 2023
Pending Claims And Litigation Abstract
PENDING CLAIMS AND LITIGATION
31.	PENDING CLAIMS AND LITIGATION

The Group is subject to periodic legal or administrative proceedings in the ordinary course of business. Such proceedings are reviewed with the Group’s legal advisors. The Group does not believe that any pending legal proceeding to which the Group is a party will have a material effect on its business, results of operations or cash flows.